Deferred Policy Acquisition Costs - Rollforward of VOBA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year		$ 7,241
Balance, end of year			$ 7,241
Value Of Business Acquired
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 113	125
Other, including foreign exchange	13	2
Balance, end of year	91	113	125
Value Of Business Acquired | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	3	3
Other, including foreign exchange	0	0
Balance, end of year	3	3	3
Value Of Business Acquired | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1	1
Other, including foreign exchange	0	0
Balance, end of year	1	1	1
Value Of Business Acquired | Life Insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	109	121
Other, including foreign exchange	13	2
Balance, end of year	87	109	121
Long-Duration Insurance Contracts
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	10,485	10,375	7,939
Balance, end of year	10,472	10,485	10,375
Long-Duration Insurance Contracts | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	4,604	4,476
Balance, end of year	4,643	4,604	4,476
Long-Duration Insurance Contracts | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,078	1,093
Balance, end of year	1,060	1,078	1,093
Long-Duration Insurance Contracts | Life Insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	4,765	4,773
Balance, end of year	$ 4,718	$ 4,765	$ 4,773